Financial instruments - additional information - Offsetting assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	$ 2,661	$ 3,709
Financial assets, financial instruments not offset in the consolidated statement of financial position	(115)	(308)
Financial assets, cash collateral not offset in the consolidated statement of financial position	(901)	(435)
Financial assets, securities collateral not offset in the consolidated statement of financial position	(1,571)	(2,947)
Net amount of financial assets	74	19
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(264)	(1,637)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position	115	308
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	134	86
Financial liabilities, securities collateral not offset in the consolidated statement of financial position		1,095
Net amount of financial liabilities	(15)	(148)
Continuing and discontinued operations
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position		18,883
Financial assets, financial instruments not offset in the consolidated statement of financial position		(1,606)
Financial assets, cash collateral not offset in the consolidated statement of financial position		(2,149)
Financial assets, securities collateral not offset in the consolidated statement of financial position		(14,993)
Net amount of financial assets		135
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position		(5,664)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position		1,606
Financial liabilities, cash collateral not offset in the consolidated statement of financial position		948
Financial liabilities, securities collateral not offset in the consolidated statement of financial position		2,881
Net amount of financial liabilities		(229)
UK & Europe Discontinued Operations (M&G Prudential)
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position		15,174
Financial assets, financial instruments not offset in the consolidated statement of financial position		(1,298)
Financial assets, cash collateral not offset in the consolidated statement of financial position		(1,714)
Financial assets, securities collateral not offset in the consolidated statement of financial position		(12,046)
Net amount of financial assets		116
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position		(4,027)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position		1,298
Financial liabilities, cash collateral not offset in the consolidated statement of financial position		862
Financial liabilities, securities collateral not offset in the consolidated statement of financial position		1,786
Net amount of financial liabilities		(81)
Derivative liabilities
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(216)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position	115
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	86
Net amount of financial liabilities	(15)
Derivative liabilities | Continuing and discontinued operations
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position		(4,062)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position		1,606
Financial liabilities, cash collateral not offset in the consolidated statement of financial position		905
Financial liabilities, securities collateral not offset in the consolidated statement of financial position		1,346
Net amount of financial liabilities		(205)
Securities lending and repurchase agreements
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(48)
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	48
Securities lending and repurchase agreements | Continuing and discontinued operations
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position		(1,602)
Financial liabilities, cash collateral not offset in the consolidated statement of financial position		43
Financial liabilities, securities collateral not offset in the consolidated statement of financial position		1,535
Net amount of financial liabilities		(24)
Derivative assets
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	1,708
Financial assets, financial instruments not offset in the consolidated statement of financial position	(115)
Financial assets, cash collateral not offset in the consolidated statement of financial position	(901)
Financial assets, securities collateral not offset in the consolidated statement of financial position	(618)
Net amount of financial assets	74
Derivative assets | Continuing and discontinued operations
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position		4,112
Financial assets, financial instruments not offset in the consolidated statement of financial position		(1,606)
Financial assets, cash collateral not offset in the consolidated statement of financial position		(2,149)
Financial assets, securities collateral not offset in the consolidated statement of financial position		(211)
Net amount of financial assets		146
Reverse repurchase agreements
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	953
Financial assets, securities collateral not offset in the consolidated statement of financial position	$ (953)
Reverse repurchase agreements | Continuing and discontinued operations
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position		14,771
Financial assets, securities collateral not offset in the consolidated statement of financial position		(14,782)
Net amount of financial assets		$ (11)